Accounts Receivable, net	12 Months Ended
Dec. 31, 2019
Accounts Receivable, net
Accounts Receivable, net

Note 11. Accounts Receivable, net

	January 1,	December 31,	December 31,
	2018	2018	2019
	(in thousands)
Accounts receivable	$188,774	189,569	165,133
Less: Allowance for doubtful accounts	-	-	-
Less: Loss allowance	-	(290)	(190)
	$188,774	189,279	164,943

As of December 31, 2018 and 2019, the Company measures the loss allowance for accounts receivable using the simplified approach under IFRS 9 with the lifetime expected credit losses. To measure the expected credit losses, accounts receivable have been grouped based on the days past due, as well as incorporated forward looking information, including relevant industry information. Analysis of expected credit losses which was measured based on the aforementioned method, was as follows:

	December 31,2018
			Loss
	Carrying		allowance
	amount of	Weighted	for lifetime
	accounts	average	expected
	receivable	loss rate	credit
	(in thousands)		(in thousands)
Not past due	$186,654	0.00%	-
Past due within 30 days	2,622	0.00%	-
Past due 31‑60 days	3	0%‑0.01%	-
Past due 61‑90 days	-	0%‑6.29%	-
Past due 91‑120 days	-	0%‑18.21%	-
Past due over 121 days	-	100.00%	-
	$189,279		-

	December 31, 2019
			Loss
	Carrying		allowance
	amount of	Weighted	for lifetime
	accounts	average loss	expected
	receivable	rate	credit
	(in thousands)		(in thousands)
Not past due	$162,765	0.00%	-
Past due within 30 days	1,685	0%-0.25%	-
Past due 31‑60 days	474	0%-4.16%	-
Past due 61‑90 days	-	0%-4.17%	-
Past due 91‑120 days	19	0%-20.4%	-
Past due over 121 days	-	100.00%	-
	$164,943		-

In addition, the Company recognized a loss allowance amounting to $290 thousand and $190 thousand as of December 31, 2018 and 2019, respectively, for accounts receivable with gross carrying amount of $290 thousand and $190 thousand, due to there was objective evidence indicating that it could not reasonably be expected those receivables would be able to be recovered.

The activity in the loss allowance is as follows:

Loss Allowance

	Balance at		Amounts
	Beginning	Charges to	utilized /	Balance at
Period	of year	earnings	write-offs	end of year
	(in thousands)

Year 2017	$1,395	155	(1,550)	-
Year 2018	$-	290	-	290
Year 2019	$290	67	(167)	190